DERIVATIVES (Tables) - Galaxy Digital Holdings, LP	3 Months Ended
Mar. 31, 2025
Derivative [Line Items]
Schedule of Company’s Derivatives Portfolio
The breakdown of the Company’s derivatives portfolio, as of March 31, 2025 and December 31, 2024 was as follows (in thousands):
March 31, 2025

(in thousands)	Notional Amounts (1)	Gross Fair Value-Derivative Assets	Gross Fair Value-Derivative Liabilities
Digital assets	$3,041,477	$95,127	$(67,313)
Foreign currencies	730,533	19,349	(14,026)
Equity securities	597,258	13,720	(6,993)
Interest rates	297,729	157	(708)
Commodities	11,563	—	(662)
	4,678,561	128,353	(89,702)

Digital assets receivable	4,036	19,670	—
Embedded derivatives — Digital assets borrowed	1,949,500	223,469	(41,027)
Embedded derivatives — Collateral payable	978,134	143,027	(58,988)
Embedded derivatives — Notes payable	847,500	—	(46,586)
December 31, 2024

(in thousands)	Notional Amounts (1)	Gross Fair Value-Derivative Assets	Gross Fair Value-Derivative Liabilities
Digital assets	$4,685,112	$185,208	$(145,493)
Foreign currencies	19,259	12,064	(10,483)
Equity securities	1,049,846	10,343	(9,683)
Interest rates	5,002	19	(13)
Commodities	10,583	19	(186)
	5,769,802	207,653	(165,858)

Digital assets receivable	3,911	60,720	—
Embedded derivatives — Digital assets borrowed	1,269,013	24,039	(252,635)
Embedded derivatives — Collateral payable	1,219,247	55,848	(161,261)
Embedded derivatives — Notes payable	847,500	—	(136,192)
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(1)Notional amounts represent the U.S. Dollar denominated size of the underlying assets for the derivative instruments. They do not accurately reflect the Company’s economic exposure as they do not reflect the Company’s long and short derivative positions.
The breakdown of the Company’s derivatives portfolio, as of December 31, 2024 and December 31, 2023, was as follows (in thousands):
December 31, 2024

(in thousands)	Notional Amounts (1)	Gross Fair Value-Derivative Assets	Gross Fair Value- Derivative Liabilities
Digital assets	$4,685,112	$185,208	$(145,493)
Foreign currencies	19,259	12,064	(10,483)
Equity securities	1,049,846	10,343	(9,683)
Interest rates	5,002	19	(13)
Commodities	10,583	19	(186)
	$5,769,802	$207,653	$(165,858)

Digital assets receivable	3,911	60,720	—
Embedded derivatives — Digital assets borrowed	1,269,013	24,039	(252,635)
Embedded derivatives — Collateral payable	1,219,247	55,848	(161,261)
Embedded derivatives — Notes payable	847,500	—	(136,192)
December 31, 2023

(in thousands)	Notional Amounts (1)	Gross Fair Value-Derivative Assets	Gross Fair Value- Derivative Liabilities
Digital assets	$2,831,616	$122,911	$(120,795)
Foreign currencies	3,397	11,279	(11,027)
Equity securities	54,417	30,541	(23,876)
Interest rates	1,408,406	7,698	(4,639)
Commodities	61,236	780	(305)
	$4,359,072	$173,209	$(160,642)

Digital assets receivable	15,971	20,860	—
Embedded derivatives — Digital assets borrowed	369,280	877	(29,874)
Embedded derivatives — Collateral payable	439,544	4,244	(134,695)
Embedded derivatives — Notes payable	445,000	—	(10,472)
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(1)Notional amounts represent the U.S. Dollar denominated size of the underlying assets for the derivative instruments. They do not accurately reflect the Company's economic exposure as they do not reflect the Company's long and short derivative positions.

Schedule Of Collateral Payable Associated With Derivative Positions
The below table represents the breakdown of collateral payable associated with derivative positions as of March 31, 2025 and December 31, 2024:

(in thousands)	March 31, 2025	December 31, 2024
Collateral payable — Digital assets	$28,569	$30,600
Collateral payable — Cash	7,452	30,460
Collateral payable associated with derivatives	$36,021	$61,060
The below table represents the breakdown of assets posted as collateral and collateral payable associated with derivative positions as of December 31, 2024 and 2023:

(in thousands)	December 31, 2024	December 31, 2023
Assets posted as collateral — Digital assets	$—	$15,284
Assets posted as collateral — Cash	—	2,091
Assets posted as collateral associated with derivatives	$—	$17,375

Collateral payable — Digital assets	30,600	9,521
Collateral payable — Cash	30,460	11,367
Collateral payable associated with derivatives	$61,060	$20,888